Derivatives and Hedging Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following is a summary of our interest rate swaps that were designated as cash flow hedges of interest rate risk as of December 31, 2020 and 2019 (notional amounts in thousands):

	2020	2019
Count	6	9
Notional amount	$1,042,000	$1,402,000
Fixed LIBOR	1.3% - 2.9%	0.8% - 2.9%
Maturity date	2021 - 2025	2020 - 2025

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The table below details the nature of the gain and loss recognized on interest rate derivatives designated as cash flow hedges in the consolidated statements of operations (in thousands):

	Three Months Ended March 31,
	2021	2020
Amount of gain (loss) recognized in Other Comprehensive Income (Loss)	$7,265	$(44,916)
Amount of loss reclassified from AOCI into interest expense	4,855	1,552

The table below details the nature of the loss recognized on interest rate derivatives designated as cash flow hedges in the consolidated statements of operations for the years ended December 31, 2020, 2019, and 2018 (in thousands):

	2020	2019	2018
Amount of loss recognized in Other Comprehensive (Loss) Income	$50,552	$35,865	$895
Amount of loss reclassified from AOCI into interest expense	16,732	2,409	3,261

Schedule of Interest Rate Derivatives
The following is a summary of our interest rate swaps that were designated as cash flow hedges of interest rate risk as of March 31, 2021 and December 31, 2020 (dollars in thousands):

	March 31, 2021	December 31, 2020
Count	5	6
Notional amount	$930,000	$1,042,000
Fixed LIBOR	1.3% - 2.9%	1.3% - 2.9%
Maturity date	2022 - 2025	2021 - 2025